Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SFUN
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	53,813,918
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,336,650

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 150,414	$ 171,520
Restricted cash, current	35,814
Short-term investments	8,592	62,412
Accounts receivable (net of allowance of US$7,277 and US$9,217 as of December 31, 2010 and 2011, respectively)	27,697	22,353
Prepayments and other current assets	9,695	10,543
Loans receivable	26,143	10,570
Amounts due from related parties	1,595
Deferred tax assets, current	1,602	2,129
Total current assets	261,552	279,527
Non-current assets:
Property and equipment, net	68,064	7,549
Restricted cash, non-current	247,631
Deferred tax assets, non-current	1,407	619
Deposit for non-current assets		4,600
Other non-current assets	1,717	1,472
Total non-current assets	318,819	14,240
Total assets	580,371	293,767
Current liabilities:
Short-term loans	255,570	3,600
Deferred revenue	73,620	56,968
Accrued expenses and other liabilities	52,490	46,349
Dividend payable	51,969	39,635
Income tax payable	16,158	14,329
Total current liabilities	449,807	160,881
Deferred tax liabilities, non-current	38,581	10,219
Total non-current liabilities	38,581	10,219
Total liabilities	488,388	171,100
Commitments and contingencies
Shareholders' equity:
Ordinary shares	10,032	9,764
Additional paid-in capital	49,838	39,399
Accumulated other comprehensive income	21,853	10,293
Retained earnings	10,185	63,108
Total SouFun Holdings Limited's equity	91,908	122,564
Noncontrolling interests	75	103
Total shareholders' equity	91,983	122,667
Total liabilities and shareholders' equity	$ 580,371	$ 293,767

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 HKD	Dec. 31, 2011 Class A ordinary shares USD ($)	Dec. 31, 2010 Class A ordinary shares USD ($)	Dec. 31, 2011 Class B ordinary shares USD ($)	Dec. 31, 2010 Class B ordinary shares USD ($)
Ordinary shares	$ 10,032		$ 9,764		$ 6,908	$ 6,517	$ 3,124	$ 3,247
Accounts receivable, allowance	$ 9,217		$ 7,277
Ordinary shares, par value		1		1
Ordinary shares, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued	78,150,568	78,150,568	76,065,755	76,065,755	53,813,918	50,767,426	24,336,650	25,298,329
Ordinary shares, shares outstanding	78,150,568	78,150,568	76,065,755	76,065,755	53,813,918	50,767,426	24,336,650	25,298,329

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Total revenues	$ 343,826	$ 224,490	$ 127,049
Cost of revenues
Cost of services	(66,571)	(49,120)	(26,484)
Cost of other value-added products		(12,891)	(4,863)
Total cost of revenues	(66,571)	(62,011)	(31,347)
Gross profit	277,255	162,479	95,702
Operating expenses:
Selling expenses	(67,207)	(42,512)	(25,186)
General and administrative expenses	(70,891)	(41,547)	(22,176)
Operating income	139,157	78,420	48,340
Foreign exchange (loss) income	1	(462)	(59)
Interest income (including related party amount of US$85, US$305 and nil for the years ended December 31, 2009, 2010 and 2011, respectively)	10,483	2,390	1,205
Interest expenses	(2,746)
Realized gain-trading securities	263	282	195
Government grants	1,399	740	730
Other-than-temporary impairment on available-for-sale securities	(4,343)
Income before income taxes and noncontrolling interests	144,214	81,370	50,411
Income tax benefits (expenses)	(42,617)	(18,222)	2,199
Net income	101,597	63,148	52,610
Net (loss) income attributable to noncontrolling interests	(28)	40	(42)
Net income attributable to SouFun Holdings Limited's shareholders	101,625	63,108	52,652
Earnings per share for Class A and Class B ordinary shares
Basic	$ 1.33	$ 0.85	$ 0.71
Diluted	$ 1.24	$ 0.79	$ 0.68
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	76,492,272	74,683,593	73,986,129
Diluted	82,215,832	80,220,633	77,418,960
Marketing services
Revenues
Revenues	246,634	167,711	102,367
Listing services
Revenues
Revenues	67,125	40,355	17,559
E-commerce
Revenues
Revenues	1,657
Other value-added services
Revenues
Other sales revenues	28,410	3,001	1,745
Other value-added products
Revenues
Other sales revenues		$ 13,423	$ 5,378

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Interest income, related party amount	$ 305	$ 85

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 101,597	$ 63,148	$ 52,610
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	7,170	5,075	4,140
Depreciation of property and equipment	4,100	2,378	1,213
Deferred tax expenses (benefits)	27,680	2,601	(7,860)
Bad debts provision	16,368	6,775	4,430
Unrealized foreign exchange loss		483	41
Other-than-temporary impairment on available-for-sale securities	4,343
Changes in operating assets and liabilities:
Accounts receivable	(19,817)	(14,608)	(7,053)
Inventories		4,559	(4,390)
Prepayments and other current assets	1,602	(8,425)	(551)
Other non-current assets	(172)	(896)	(52)
Accrued expenses and other liabilities	381	7,987	7,912
Deferred revenue	12,264	26,399	12,821
Income tax payable	1,363	11,034	2,705
Amount due from related parties	(1,595)
Net cash generated from operating activities	155,284	106,510	65,966
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(204,173)	(89,495)	(35,864)
Acquisition of trading securities		(7,550)
Acquisition of available-for-sale security		(5,000)
Loans to third parties	(14,800)	(10,508)
Proceeds received from maturity of trading securities	7,550
Proceeds received from maturity of fixed-rate time deposits	250,816	68,892	32,204
Acquisition of property and equipment	(60,115)	(5,630)	(1,642)
Proceeds from disposal of property and equipment	491	147	107
Deposits for purchase of non-current assets		(4,600)
Change in amount due from related parties		7,648	(6,839)
Net cash used in investing activities	(20,231)	(46,096)	(12,034)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares and vested options			(548)
Proceeds from exercise of share options	5,981	310
Proceeds from initial public offering		10,494
Proceeds from short-term loans	255,570	3,600
Repayment of short-term loan	(3,600)
Payment of dividends	(142,214)		(24,241)
Restricted cash	(277,320)
Net cash (used in) generated from financing activities	(161,583)	14,404	(24,789)
Exchange rate effect on cash and cash equivalents	5,424	4,463	74
Net increase (decrease) in cash and cash equivalents	(21,106)	79,281	29,217
Cash and cash equivalents at beginning of year	171,520	92,239	63,022
Cash and cash equivalents at end of year	150,414	171,520	92,239
Supplemental schedule of cash flow information
Income tax paid	10,629	3,955	1,657
Interest paid	2,224
Acquisition of property and equipment through utilization of deposits	4,600		52
Non-monetary exchange of services for prepaid cards		$ 13,739	$ 9,252

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	IPO	Ordinary Shares	Ordinary Shares IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Other Comprehensive Income	Retained Earnings/ (Accumulated Deficits)	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 13,388		$ 9,501		$ 35,707		$ 5,582	$ (37,507)	$ 105
Balance (in shares) at Dec. 31, 2008			74,020,217
Comprehensive income
Net income for the year	52,610							52,652	(42)
Foreign currency translation adjustments	88						88
Total comprehensive income	52,698
Share-based compensation	2,898				2,898
Repurchase of ordinary shares (in shares)			(88,000)
Repurchase of ordinary shares	(441)		(12)					(429)
Repurchase of vested options	(107)				(107)
Dividends declared	(43,935)				(29,219)			(14,716)
Balance at Dec. 31, 2009	24,501		9,489		9,279		5,670		63
Balance (in shares) at Dec. 31, 2009			73,932,217
Comprehensive income
Net income for the year	63,148							63,108	40
Foreign currency translation adjustments	5,344						5,344
Unrealized losses on available-for-sale security	(721)						(721)
Total comprehensive income	67,771
Share-based compensation	16,204				16,204
Issuance of ordinary shares (in shares)				987,656
Issuance of ordinary shares		10,494		127		10,367
Exercise of share options (in shares)			1,145,882
Exercise of share options	308		148		160
Effect on fixed exchange rate of dividends to shareholders	3,389				3,389
Balance at Dec. 31, 2010	122,667		9,764		39,399		10,293	63,108	103
Balance (in shares) at Dec. 31, 2010			76,065,755
Comprehensive income
Net income for the year	101,597							101,625
Foreign currency translation adjustments	10,839						10,839		(28)
Reclassification adjustment for loss included in net income	721						721
Total comprehensive income	113,157
Share-based compensation	7,170				7,170
Issuance of ordinary shares (in shares)			704
Issuance of ordinary shares	6				6
Exercise of share options (in shares)			2,084,109
Exercise of share options	3,531		268		3,263
Dividends declared	(154,548)							(154,548)
Balance at Dec. 31, 2011	$ 91,983		$ 10,032		$ 49,838		$ 21,853	$ 10,185	$ 75
Balance (in shares) at Dec. 31, 2011			78,150,568

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as SouFun.com Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries (the “WOFEs”) and entities controlled through contractual arrangements (the “PRC Domestic Entities”). The Company, its subsidiaries and PRC Domestic Entities are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, listing services, other value-added services and products and e-commerce services to the real estate and home furnishing industries in the People’s Republic of China (the “PRC”). Details of the Company’s subsidiaries and PRC Domestic Entities as of December 31, 2011 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“BeijingTuoShi)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd., (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Information Consultancy Co., Ltd (“Beijing Information”)	August 5, 1999	PRC	90%	Provision of technology and information consultancy services

Shanghai SouFun Information Co., Ltd (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

SouFun Information (Shenzhen) Co., Ltd (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services

SouFun Information (Tianjin) Co Ltd (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

SouFun.Information (Guangzhou) Co. Ltd, (“SouFun Guangzhou”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd., (“Shanghai JBT Advertising”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Tianjin Xin Rui Jia Tian Xia Advertising Co., Ltd. (“Tianjin Xin Rui”)	September 1, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Technology Development Co., Ltd., (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd., (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Group operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities. The equity interests of the PRC Domestic Entities are legally held directly by Tianquan Vincent Mo, Director of the Company, and Jiangong Dai, President of the Company. The effective control of the PRC Domestic Entities is held by three of the WOFEs, namely SouFun Network, SouFun Media and Beijing Hong An, through a series of standardized contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities (hereafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, “Consolidation: Overall”.

The following is a summary of the standardized Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The Company, through the “WOFEs”, provides the following exclusive technical services to the PRC Domestic Entities: i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, the PRC Domestic Entities will appoint or remove their directors and executive officers base on instruction from the WOFEs. In addition, the WOFEs possess the rights to control the daily operation and to make management decisions for the PRC Domestic Entities. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements, and Exclusive Call Option Agreements

The legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders entrusted the WOFEs their rights to attend shareholders’ meetings and cast votes. The agreements will continue unless terminated upon written consents by the WOFEs or their designated legal persons. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The Company has the exclusive right to acquire from the legal shareholders their entire respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The agreements have a term of ten years and can be extended indefinitely at the sole discretion of the WOFEs.

Each Domestic PRC Entity and its legal shareholders have also agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the Domestic PRC Entity without prior written consent from the WOFEs. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to pay the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities when permitted by applicable PRC laws and regulations. The agreements are effective for 10 years and will be automatically extended indefinitely until the legal shareholders transfer the equity of the PRC Domestic Entities to the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the Supplementary Agreements have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any dividends, received from the PRC Domestic Entities, to the WOFEs; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings after deduction of PRC income tax to the WOFEs upon the WOFEs’ request.

Supplementary Agreements

With the above agreements, the three WOFEs demonstrate their ability to control the PRC Domestic Entities, through the WOFEs’ right to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities. As a result, the three WOFEs have been determined to be the primary beneficiaries of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities included in the Company’s consolidated balance sheets and statements of income are as follows:

	As of December 31,
	2010	2011
	US$	US$
Total assets	180,122	364,285
Current	175,973	111,548
Non-current	4,149	252,737

Total liabilities	64,520	180,218
Current	54,301	180,218
Non-current	10,219	—

Net assets	115,602	184,067

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$
Total revenues	72,829	129,448	124,027
Net income	28,012	58,978	32,961

As of December 31, 2011, there was no pledge or collateralization of the assets of the PRC Domestic Entities and the Company has not provided any financial support that it was not previously contractually required to provide to the PRC Domestic Entities. There were no assets of the PRC Domestic Entities that can only be used to settle their own obligations. Creditors of the PRC Domestic Entities have no recourse to the general credit of their respective primary beneficiary.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern.

The Group’s working capital deficiency as of December 31, 2011 was US$188,255. This was primarily caused by bank borrowings of US$205,670 being classified as current liabilities as they are repayable on demand, whilst cash deposits of US$247,631 that were pledged with the respective banks being classified as non-current assets as they have terms of more than one year. As such, continued operation of the Group is dependent upon the Group’s ability to raise additional capital, obtain financing or to improve future operations. The Group believes that the following factor would provide sufficient liquidity to finance the Group’s anticipated working capital and capital expenditure requirements for the next twelve months.

•

The Group obtained written confirmations from the respective banks that the cash deposits pledged for the bank borrowings will be released at any time the loans are required to be settled by the Company; and

•	The Group’s continuous net cash inflows from operating activities.

Based on the above considerations, management is of the opinion that the Group has sufficient funds to meet its working capital requirements and debt obligations in the next twelve months. As a result, management believes it is appropriate to prepare these consolidated financial statements on the basis that the Company will continue as a going concern and thus these consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might have been necessary should the Company not be able to continue in existence as a going concern.

Use of Estimate

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, fair value of the trading and available-for-sale securities and uncertain income tax positions. Actual results could materially differ from those estimates.

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and PRC Domestic Entities in which it has a controlling financial interest. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the PRC Domestic Entities through the Company’s rights to all the residual benefits of the PRC Domestic Entities and the Company’s obligation to fund losses of the PRC Domestic Entities then the entity is included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and PRC Domestic Entities have been eliminated in consolidation.

Foreign Currency Translation and Transactions

The functional currency of the Company and its overseas subsidiaries, including Selovo, Pendiary, Max Impact, Bravo Work, China Index, China Home, China Home (BVI) Limited, China Home (HK) Limited, and China Real estate, Wall Street, China Property, China Property (BVI), HK Property, Best Scholar, Best Scholar (Delaware), Best Work, Sou You Tian Xia, Sou You Tian Xia (BVI) and Sou You Tian Xia (HK) is the United States dollar (“US$”). The Company’s PRC subsidiaries and PRC Domestic Entities determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The Company uses US$ as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income.

The assets and liabilities of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of income of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries and PRC Domestic Entities are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Short-term Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value. The Company accounts for its investments in accordance with ASC 320-10, “Investments-Debt and Equity Securities: Overall”. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary. Impairment loss of nil, nil and US$4,343 was recognized for the years ended December 31, 2009, 2010 and 2011 respectively.

Accounts Receivable and Allowance for Doubtful Accounts

The Group considers many factors in assessing the collectability of its receivables, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or 5 years	—
Building	12 years	—

Land is stated at cost and is not depreciated.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recognized for any of the years presented.

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, loans receivable, amounts due from related parties, short-term investments, including trading and available-for-sale securities, and short-term loans. As of December 31, 2010 and 2011, the carrying values of these financial instruments, other than the trading and available-for-sale securities, approximated their fair values due to the short-term maturity of these instruments. The trading and available-for-sale securities were recorded at fair value at each reporting date.

The Group applies ASC 820-10, “Fair Value Measurements and Disclosures: Overall”, in measuring fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures its trading securities at fair value using a model utilizing market direct observable inputs, such as historical volatility and risk-free interest rate. The Company measures available-for-sale securities using quoted prices from the active market.

Assets measured at fair value on a recurring basis as of December 31, 2010 and 2011 are summarized below:

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657

	Fair Value Measurement at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2010
	US$	US$	US$	US$

Trading securities	—	7,550	—	7,550

Available-for-sale security	4,279	—	—	4,279

Revenue Recognition

Revenues are derived from online marketing services, listing services, e-commerce and other value-added services and products. Revenue for each type of service and product sales is recognized only when the following criteria are met: a) persuasive evidence of an arrangement exists; b) price is fixed or determinable; c) delivery of services has occurred; and d) collectability is reasonably assured.

Revenue Recognition (continued)

Marketing Services

The Group offers marketing services on the Group’s websites, primarily presented as banner advertisements, floating links, logos and other media insertions (“forms of services”). These services are offered to real estate developers and providers of products and services for home decoration and improvement. Marketing services allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The contracts do not contain any specific performance, cancellation, termination or refund provisions.

The service fee is negotiated between the customer and the Group but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. Historically, the service fee has varied widely for marketing services and such variation in prices exists even when the same forms of services is provided in the same location of our websites and for the same service duration. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Group’s websites over the specified service period. The Group performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenue is recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605-10, “Revenue Recognition: Overall”.

For certain arrangements, the Group provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time. Starting from January 1, 2011, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), “Multiple-Deliverable Revenue Arrangements”. The Group adopted this guidance on a prospective basis applicable for transactions originating or materially modified after the date of adoption. This guidance changed the criteria for separating units of accounting in multiple-element arrangements and the way in which an entity is required to allocate the revenue to these units of accounting.

Prior to the adoption of ASU 2009-13, as the Company sold its marketing services over a broad price range, there was a lack of objective and reliable evidence of fair value for each deliverable included in the arrangement. Accordingly, a combined unit of accounting was used pursuant to ASC 605-25, “Revenue Recognition—Multiple-Element Arrangements”, whereby revenue was recognized ratably over the performance period of the last deliverable in the arrangement. Revenue from marketing services of US$235,860 would have been recognized in 2011 if those arrangements entered into or materially modified after the adoption of ASU 2009-13 were still being recognized on a straight-line basis over the performance period of the last deliverable.

Subsequent to the adoption of ASU 2009-13, the Group accounts for each deliverable in the arrangement as separate unit of accounting. Revenue is allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based in its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Group’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group will monitor the conditions that affect its determination of selling price for each deliverable and will reassess such estimates periodically.

For the contracts entered into prior to December 31, 2010 without material modification in 2011, the Group continued to recognize revenue on a straight-line basis over the performance period of the last deliverable.

Listing Services

Listing service revenue consist of revenues derived from both basic listing services and special listing services.

The Group’s basic or special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

1)	Basic listing services:

Basic listing services entitle the customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605-25, revenue is recognized ratably over the duration of the service period as the basic listing services are being delivered.

2)	Special listing services:

Special listing services are multiple element arrangements comprising website listing services and other coordination of promotional themed events (“Offline Services”), such as physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Group’s customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Group and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Group performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25 whereby revenue is recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

E-Commerce Services

Commencing in 2011, the Group provided e-commerce services by operating (i) an online marketplace platform which enables third-party merchants to sell home furnishing products to customers online and (ii) an online payment platform which enables customers to make payments to third-party merchants online. The Group earns a commission, which ranges from 5% to 15% of the sales transaction amount, from the third-party merchants when a transaction is completed through the Group’s marketplace and online payment platforms.

When a customer places his or her order for home furnishing products with a third-party merchant through the Group’s marketplace platform, the sales price and the shipping charge for the sale transaction are confirmed. Delivery of goods to a consumer will be processed by the third-party merchant after payment is made through the Group’s online payment platform. The sales transaction is completed and the Group recognizes the commission earned as
e-commerce services revenue upon confirmation of receipt of the home furnishing products by the consumer and remittance of the net payment to the third-party merchant through the Group’s marketplace and online payment platforms.

Other Value-added Services and Products

Commencing in 2009, the Group provided marketing services to home decoration vendors in exchange for prepaid cards issued by the vendors. The significant terms of these transactions are stated in written contracts which are signed by the Group and the customers. The prepaid cards contain monetary values of varying denomination from RMB20.00 to RMB2,000.00 that can be used to purchase certain products from the vendors’ specified stores. The prepaid cards are not redeemable for cash from the vendors. The Group sells the prepaid cards, typically at a discount to their stated monetary value, to external parties. The exchange of marketing services for prepaid cards is accounted for in accordance with ASC 845 “Nonmonetary Transactions”. In accordance with ASC 845-10-30, the nonmonetary transaction is measured based on fair value of the assets (or services) involved. The fair value of the services to be provided is not determinable within a reasonable range because the service fees received have historically varied widely. The fair value of the prepaid cards is determinable by reference to the historical cash proceeds received upon the sale of such cards to customers. The Company reassesses its fair value estimate periodically to reflect changes experienced in the selling prices of the prepaid cards. Service revenue from this exchange is measured based on the fair value of the prepaid cards received and is recognized in accordance with the revenue model stated above in “Marketing services”. Revenue from sales of prepaid cards is recognized when the prepaid cards are delivered to the customers and cash is received. The Group ceased the sale of other value-added products in 2011.

Commencing in 2011, the Group entered into arrangements with real estate developers, pursuant to which the Group charges its customers RMB5,000.00 to RMB20,000.00 in order for them to purchase specified properties from the real estate developers at a discount greater than the face value of the fees charged by the Group. The discount is either a fixed amount off or a fixed percentage to the price of the specified property value. The fees paid by customers are refundable before a purchase of the specified properties at a discount is made by the customers. Revenue is recognized by the Group when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties. Cash received in advance of the purchase of specified properties are recorded as deferred revenue.

The Group generates revenues from other value-added services including subscription services for access to the Group’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Group’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed.

The Group’s business is subject to business taxes, surcharges or cultural construction fees levied on advertising-related sales in China. In accordance with ASC 605-45, “Revenue Recognition—Principal Agent Considerations”, all such business taxes, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of income. Business tax and related surcharges and cultural construction fees for the years ended December 31, 2009, 2010 and 2011 were US$10,870, US$17,103 and US$21,118, respectively.

All service fees and prepaid cards received in advance of the provision of services are initially recorded as deferred revenue which is subsequently recognized as revenue when the related services are performed by the Group.

Cost of Revenues

Cost of revenue consists of employee costs, business taxes and surcharges, server and bandwidth leasing fees and other direct costs incurred in providing the related services and sales of products. These costs are expensed when incurred. In addition, cost of revenue includes the 5% business tax for the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities.

Advertising Expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of income. For the years ended December 31, 2009, 2010 and 2011, the advertising expenses were US$1,526, US$3,666 and US$5,130, respectively.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for any of the years stated herein.

Income Taxes

The Group follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. Accounting standards regarding income taxes require a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Group applies ASC 740-10, “Income taxes: Overall”, to account for uncertainties in income taxes. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740-10 is classified in the consolidated statements of income as income tax expense.

In accordance with the provisions of ASC 740-10, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group’s estimated liability for unrecognized tax benefits which is included in the “accrued expenses and other liabilities” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based Compensation

The Group’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 15. The Company applies ASC 718, “Compensation-Stock Compensation” to account for its employee share-based payments. There have been no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which was not subject to performance vesting conditions. Meanwhile the Group uses the accelerated attribution method for the equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s comprehensive income includes net income, unrealized gains (losses) on available-for-sale investments and foreign currency translation adjustments and is presented in the statement of changes in shareholders’ equity.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. ASU 2011-04 is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Group does not expect the adoption of ASU 2011-04 will have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220), Presentation of Comprehensive Income”, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. ASU 2011-12 defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Group does not expect the adoption of ASU 2011-05 and ASU 2011-12 will have a material impact on its consolidated financial statements.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of Credit Risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, loans receivable and amounts due from related parties. As of December 31, 2011, substantially all of the Group’s cash were deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Loans receivable are typically secured by pledged assets or third-party guarantees and for a term of one year or less. The risk with respect to loans receivable is mitigated by credit evaluations the Group performs on the borrowers and its ongoing monitoring of outstanding balances.

Amounts due from related parties are typically unsecured, interest-free and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Concentration of Customers

There are no revenues from customers which individually represent greater than 10% of the total revenue for the years ended December 31, 2009, 2010 and 2011.

Current Vulnerability Due to Certain Other Concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In addition, PRC regulations require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC. Currently, the Group conducts its operations in the PRC through contractual arrangements entered into between the WOFESs and PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In the opinion of management, the likelihood of penalties in respect of the Group’s current operations through contractual arrangements entered into between the WOFEs and PRC Domestic Entities is remote based on current facts and circumstances.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	As of December 31,
	2010	2011
	US$	US$
Fixed-rate time deposits	50,583	7,935
Trading securities
—Adjustable-rate investments	7,550	—
Available-for-sale securities
—Equity securities	4,279	657

	62,412	8,592

As of December 31, 2010 and 2011, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

As of December 31, 2010, the Group held adjustable-rate investments that were classified as trading securities. During the year ended December 31, 2011, the trading securities were disposed for US$7,813 and a gain of US$263 was recognized in the consolidated statements of income.

Interest income on the fixed-rate time deposits and the adjustable-rate investments of US$272, US$1,133 and US$2,300 was recognized for the years ended December 31, 2009, 2010 and 2011, respectively, in the consolidated statements of income.

On November 4, 2010, the Group acquired 714,285 ADSs of Syswin Corporation, a US listed company, at a consideration of US$5,000. The investment constituted a 1.01% ownership in Syswin Corporation and was classified as an available-for-sale security. During the year ended December 31, 2011, the market price of Syswin Corporation significantly declined and an other-than-temporary impairment loss of US$4,343, including a reclassification adjustment of US$721 from other comprehensive loss recognized in 2010, was recorded in the consolidated statement of income. As a result, the new cost base of the available-for-sale security was US$657 as of December 31, 2011.

The following is a summary of the available-for-sale securities:

	Available-for-sale securities
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2011
—Equity securities Syswin Corporation	657	—	—	657

December 31, 2010
—Equity securities Syswin Corporation	5,000	—	(721)	4,279

RECEIVABLE	12 Months Ended
Dec. 31, 2011
Accounts Receivable
RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2010	2011
	US$	US$

Accounts receivable	29,630	36,914
Allowance for doubtful accounts	(7,277)	(9,217)

Accounts receivable, net	22,353	27,697

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	3,330	4,432	7,277
Additional provision charged to expenses	4,430	6,775	16,368
Write-offs	(3,332)	(4,093)	(14,795)
Foreign currency adjustment	4	163	367

Balance at end of year	4,432	7,277	9,217

Loans Receivable
RECEIVABLE
7.	LOANS RECEIVABLE

As of December 31, 2010, loans receivable represents the loan of US$10,570 to Beijing Pujin Finance Company (“Beijing Pujin”) for a term of six months with an interest rate of 10% per annum.

Beijing Pujin is an independent third party. The loan to Beijing Pujin was pledged by the properties of Beijing JinHuaMing Advertising Company, a third-party. The loan was subsequently renewed for another six months in June 2011 and was collected in full on January 9, 2012.

As of December 31, 2011, loans receivable represent the loans of US$11,109 and US$15,034 to Beijing Pujin and Dandong Yuanlong Villa Management Company (“Dandong Yuanlong”), respectively. The loan to Dandong Yuanlong has a term of six months with an interest rate of 10% per annum. Dandong Yuanlong is an independent third party. The loan to Dandong Yuanlong was guaranteed by a major shareholder of Dandong Yuanlong, and was subsequently collected in full on April 6, 2012.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2010	2011
	US$	US$

Prepaid expenses	669	2,564
Advance to employees	238	787
Rental and other deposits	846	409
Commitment deposits	7,550	—
Interest receivables	1,001	3,327
Others	239	2,608

	10,543	9,695

As of December 31, 2010, commitment deposits represent a deposit of US$7,550 paid by the Company to Beijing Wei Ye Hang Real Estate Agent Company (“Wei Ye Hang”), an independent third-party, in exchange for being appointed as the exclusive online marketing and listing services provider for property development in Hainan, the PRC. The deposit was interest-free and was not secured by any collateral or security interest. The deposit was to be repaid in six months after the date of receipt of the deposit by Wei Ye Hang. Wei Ye Hang repaid the commitment deposit in full on February 1, 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2010	2011
	US$	US$

Building	—	23,330
Office equipment	10,124	12,969
Motor vehicles	834	1,280
Leasehold improvement	2,259	2,675
Land	—	37,421

Total	13,217	77,675
Less: Accumulated depreciation	(5,668)	(9,611)

	7,549	68,064

Depreciation expenses, which were recorded in general and administrative expenses, amounted to US$1,213, US$2,378 and US$4,100 for the years ended December 31, 2009, 2010 and 2011, respectively.

DEPOSIT FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
DEPOSIT FOR NON-CURRENT ASSETS
9.	DEPOSIT FOR NON-CURRENT ASSETS

The balance as of December 31, 2010 represents an interest-free and non-refundable prepayment for the acquisition of American International Group’s (“AIG”) training center in the United States of America. The deposit of US$4,600 represents 10% of the total purchase consideration of US$46,000. The remaining balance of US$41,400 was paid in July 2011.

SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM LOANS
10.	SHORT-TERM LOANS

	December 31,
	2010	2011
	US$	US$

Short-term loans	3,600	255,570

Short-term loan outstanding as of December 31, 2010 represents the US denominated loan of US$3,600 obtained from Pioneer China Investment Holdings Limited, an independent third party, for the purchase of AIG’s training center. The loan is interest-free, has a repayment term of three months and no collateral was required to be pledged. The Company repaid the loan on March 28, 2011.

Short-term loans outstanding as of December 31, 2011 represent US$ denominated bank borrowings of US$50,000 and US$205,570 obtained from financial institutions in Singapore and Hong Kong, respectively. These bank borrowings are secured by bank deposits of US$54,056 and US$229,389 placed with the branch of the respective bank in the PRC. These pledged deposits are classified as restricted cash on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates ranging from LIBOR plus 1.9% to LIBOR plus 3.1%.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	December 31,
	2010	2011
	US$	US$

Payroll and welfare benefit	13,758	15,424
Other taxes and surcharges payable	20,140	17,700
Accrued unrecognized tax benefits and related interest and penalties (note 14)	10,695	14,059
Amounts payable to employees	—	2,161
Others	1,756	3,146

	46,349	52,490

Other taxes and surcharges payable consists of business tax (“BT”), cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts payable to employees represent cash collections from the designated broker upon the sale of the exercised employee options on behalf of the employees.

DIVIDEND PAYABLE	12 Months Ended
Dec. 31, 2011
DIVIDEND PAYABLE
12.	DIVIDEND PAYABLE

On August 1, 2011 and December 13, 2011, the Company’s board of directors declared the distribution of dividends to the Company’s ordinary shareholders in the amount of US$76,505 and US$78,043, respectively. During the years ended December 31, 2009, 2010 and 2011, the Company paid US$24,241, nil and US$142,214, respectively, to its shareholders. As of December 31, 2010 and 2011, US$39,635 and US$51,969 of the dividends declared remained unpaid, respectively. Approximately US$50,189 of the balance as of December 31, 2011 was paid in January 2012.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
13.	SHAREHOLDERS’ EQUITY

ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in September 2010, the Company’s ordinary shares were converted into 50,767,426 Class A ordinary shares and 25,298,329 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 600,000,000 ordinary shares at a par value of HK$1 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share will be convertible into one Class A ordinary share at any time by its holder. Class A ordinary shares will not be convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a Class B ordinary shareholder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equal number of Class A ordinary shares. There were nil, nil and 1,151,679 Class B ordinary shares transferred to Class A ordinary shares during the year ended December 31, 2009, 2010 and 2011, respectively. There were nil, nil and 190,000 stock options being exercised to purchase Class B ordinary shares during the year ended December 31, 2009, 2010 and 2011, respectively.

RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. WOFEs were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital, statutory reserve funds and net assets of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling US$196,991 and US$347,197 as of December 31, 2010 and 2011, respectively. Therefore in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2010 and 2011 and for each of the three years in the period ended December 31, 2011 are disclosed in Note 22.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
14.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company, China Home, China Property and Sou You Tian Xia are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Pendiary, Selovo, China Home (BVI), China Property(BVI), Best Scholar and Sou You Tian Xia (BVI) are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Bravo Work, Max Impact, China Index, China Home(HK), China Real Estate, HK Property and Sou You Tian Xia (HK) are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2011. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

United States of America

Wall Street, Best Scholar (Delaware) and Best Work are incorporated in the United States of America and do not conduct any substantive operations of their own. No provision for the United States of America income tax has been made in the financial statements as the subsidiaries in the United States of America have no assessable incomes for the three years ended December 31, 2011. In addition, no dividend distribution is expected. Thus, withholding tax, if any, will be minimal.

China

Prior to January 1, 2008, PRC enterprise income tax (EIT), was generally assessed at the rate of 33% of taxable income. However, five PRC entities of the Group including SouFunMedia, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi, obtained the certificate of High and New Technology Enterprise (“HNTE”) within the Zhongguancun Science Park (the “ZSP”) in Beijing, the PRC. Thus, SouFun Media, SouFun Network, Beijing Technology and Beijing JTX Technology were granted a reduced EIT rate of 15% as well as a tax holiday of three years, followed by three years of 50 percent reduction starting from years 2003, 2006, 2006 and 2007, respectively. Beijing Zhongzhi was granted a one-year EIT exemption for the year 2007.

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% EIT rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. A five-year transition period is allowed for those enterprises which enjoyed a reduced EIT rate prior to year 2008 with the transitional EIT rates of 18%, 20%, 22%, 24% and 25% for years 2008, 2009, 2010, 2011 and 2012, respectively. Thus, the applicable EIT rate for SouFun Shenzhen and SouFun Shanghai was 20%, 22% and 24% for years 2009, 2010 and 2011, respectively.

On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the HNTE status under the New EIT law which would entitle qualified and approved entities to a favorable statutory tax rate of 15%.

In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. In addition, an entity which qualified for the HNTE can continue to enjoy its remaining tax holiday from January 1, 2008 provided that it has obtained the HNTE certificate according to the new recognition criteria set by the New EIT Law and the relevant regulations.

In May and June 2009, SouFun Media, SouFun Network, Beijing Technology, Beijing JTX Technology and Beijing Zhongzhi obtained the new HNTE certificate with effect from January 1, 2009. As approved by the in-charge tax authority, Beijing Zhongzhi and SouFun Media are entitled to enjoy the reduced EIT rate of 15% for years 2009, 2010 and 2011. Beijing Technology, SouFun Network and Beijing JTX Technology were entitled to continue their remaining tax holiday granted under the old EIT Law.

The SAT subsequently issued Circular Guoshuihan [2010] No.157 (“Circular 157”) in April 2010 to further clarify the applicable EIT rate for entities which qualified for the HNTE status. According to Circular 157, entities which qualified for the HNTE status should elect one of the following two EIT treatments and no changes could be made once the election is made:

1) The applicable EIT rate is 15% but the remaining tax holiday should no longer be enjoyed; or

2) The remaining tax holiday could be enjoyed based on the transitional EIT rates, that is, 18%, 20%, 22% 24% and 25% for the years from 2008 to 2012.

The effective date of Circular 157 was January 1, 2008.

As a consequence of Circular 157, the company elected to apply the second EIT treatment, the applicable EIT rate for SouFun Network and Beijing Technology was 10%, 11% and 12% for years 2009, 2010 and 2011, respectively, whilst the applicable EIT rate for Beijing JTX Technology was 0%, 11% and 12% for years 2009, 2010 and 2011, respectively.

During the year ended December 31, 2011, the Beijing Municipal State Tax Bureau clarified the tax policy with the SAT in relation to the “three-year exemption, three-year 50% reduction” tax holiday that was implemented for entities which qualified for the HNTE status in the ZSP and reached a verbal agreement with the SAT that Circular 157 is not applicable to the entities registered in the ZSP. As a result, the applicable income tax rates for SouFun Network, Beijing Technology, and Beijing JTX Technology, the Company’s subsidiaries registered in the ZSP which qualified for the HNTE status, should be 7.5%, 7.5%, 0% for year 2009 and 7.5%, 7.5%, 7.5% for years 2010 and 2011, respectively. Accordingly, income tax expenses of US$7,500 were reversed in the year ended December 31, 2011 for the cumulative effect of unnecessarily applying Circular 157 during the years ended December 31, 2009 and 2010. The reversed tax expenses consist of current income tax expenses of US$4,800 and deferred tax expenses of US$2,700.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. The withholding tax on dividends is 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income (loss) before income taxes consists of:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Non-PRC	(174)	(7,053)	(18,207)
PRC	50,585	88,423	162,421

	50,411	81,370	144,214

The income tax expenses (benefits) comprised:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Current tax expense	5,661	15,621	14,937
Deferred tax expense (benefit)	(7,860)	2,601	27,680

	(2,199)	18,222	42,617

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Income before income taxes	50,411	81,370	144,214

Income tax at applicable tax rate of 25%	12,603	20,342	36,054
Effect of international tax rate differences	20	445	1,522
Non-deductible expenses	2,245	3,677	7,997
Effect of tax holiday	(10,691)	(11,790)	(27,582)
Effect of tax rate changes	(9,525)	4,359	(899)
Investment basis difference in PRC Entities	1,488	863	5,207
Withholding tax	—	—	18,414
Change in valuation allowance	364	(357)	879
Unrecognized tax benefits	(165)	(170)	(499)
Changes in interest and penalties on unrecognized tax benefits	1,462	853	1,524

	(2,199)	18,222	42,617

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2009	2010	2011
	US$	US$	US$

Balance at beginning of the year	13,810	13,657	5,853
Increase related to current year tax position	—	—	1,789
Decrease relating to settlements with tax authorities	—	(8,055)	—
Decrease relating to prior year tax position	(165)	(170)	(489)
Foreign currency adjustment	12	421	286

Balance at end of year	13,657	5,853	7,439

The Group has recorded an unrecognized tax benefit, including related interest and penalties, of US$18,705, US$10,695, and US$14,059 as of December 31, 2009, 2010 and 2011, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2009, 2010 and 2011, unrecognized tax benefits of US$18,705, US$10,695, and US$14,059 respectively, would impact the effective tax rate, if recognized.

During the years ended December 31, 2009, 2010, and 2011, the Company recognized US$1,462, US$853 and US$1,524 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$4,842 and US$6,620 as of December 31, 2010, and 2011, respectively.

The Company’s PRC entities are subject to the New EIT Law since January 1, 2008. The PRC income tax returns for fiscal years 2006 through 2010 remain open for examination.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

The aggregate amount	(10,691)	(11,790)	(27,582)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.14	0.16	0.36

—Diluted	0.14	0.15	0.34

The components of deferred taxes are as follows:

	For the Year Ended December 31,
	2010	2011
	US$	US$

Deferred tax assets, current portion
Accrued expenses	2,129	1,602

Total deferred tax assets, current portion	2,129	1,602

Deferred tax assets, non-current portion
Net operating losses	1,090	1,660
Less: valuation allowance	(471)	(253)

Total deferred tax assets, non-current portion	619	1,407

Deferred tax liabilities, current portion	—	—
Deferred tax liabilities, non-current portion
Investment basis in PRC entities	(10,219)	(38,581)

Deferred tax assets, current portion, net	2,129	1,602

Deferred tax assets, non-current portion, net	619	1,407

Deferred tax liabilities, current portion, net	—	—

Deferred tax liabilities, non-current portion, net	(10,219)	(38,581)

As of December 31, 2011, the Company had net operating losses from several of its PRC entities of US$7,066, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2011 will expire in years 2012 to 2016 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2010, aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to their non-PRC parent companies were considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Considerations or Special Areas”. Accordingly, no deferred tax liabilities were provided for the outside basis of the PRC entities. As of December 31, 2011, aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to non-PRC parent companies were not considered to be indefinitely reinvested. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. Accordingly, deferred tax liabilities amounted to US$18,414 were recognized as of December 31, 2011.

Deferred tax liabilities arising from the aggregate undistributed earnings of the PRC entities that are available for distribution to PRC tax resident parent companies, that is, the WOFEs, amounted to US$10,219 and US$20,167 as of December 31, 2010 and 2011, respectively.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the chairman of the Company. The awards are typically subject to a 3-year to a 4-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Starting from December 31, 2006, the Company awarded Special Stock Options to its employees and directors. Terms for Special Stock Options are the same as other option grants except the underlying ordinary shares to be received upon exercise of the vested options do not have any entitlement to vote. Every two Special Stock Options is exercisable into one Class A ordinary share. The Special Stock Options have been accounted for as equity awards and measured at the date on which the terms of the grant was communicated to the grantee (the “grant date”). These Special Stock Options vest 10% after the first year of service, 20% after the second year of service, 40% after the third year of service and 30% after the fourth year of service. The contractual life of the Special Stock Option is ten years from the date of grant.

From 2001 to 2003, the Company granted stock options which contained an exercise price denominated in HK$. Since this denomination is neither the functional currency of the Company nor the currency in which the grantee is paid, these stock options are dual indexed to foreign exchange and the shares of the Company. Accordingly, they are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of income.

As of January 1, 2010, there were 1,739,500 stock options outstanding, which are accounted for as liability awards, with a weighted average exercise price of HK$2.59 and weighted average remaining contractual term of 7.22 years. These liability awards were fully vested. In April 2010, the Company modified the exercise prices of these fully vested stock options from a range of HK$1 to HK$5 to a range of US$0.13 to US$0.64. The modification resulted in the liability awards being reclassified as equity awards, as the stock options were no longer dual indexed to the Company’s ordinary shares and foreign exchange. No additional compensation expense was recognized at the date of modification, as the modification did not result in any incremental fair value in the new equity awards granted. Share-based compensation expenses for the liability awards were US$1,242, US$325and nil for the years ended December 31, 2009, 2010 and 2011, respectively. There were no grants of liability awards during any of the years presented.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the Chairman of the Company. The awards are typically subject to a 4-year service vesting condition and multiple performance conditions with a contractual life of 10 years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2011 is stated below:

Options Granted to Employees	Number of Shares (*)	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2010	12,323,800	US$	6.19	US$	2.86	8.47	US$	144,080

Granted	—
Forfeited	(340,768)	US$	7.51	US$	3.35
Expired	(24,251)	US$	4.82	US$	1.86
Exercised	(2,084,109)	US$	1.60	US$	0.51		US$	29,373
Reclassified from liability awards	—

Outstanding, December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Vested and expected to vest at December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Exercisable at December 31, 2011	5,912,823	US$	5.22	US$	2.31	7.54	US$	72,671

*	Included both Class A and Class B ordinary shares.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as at December 31, 2011 and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was nil, US$20,342 and US$29,373, respectively.

As of December 31, 2011, there was US$14,753 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 2.18 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

During the year ended December 31, 2011, the Company issued 2,084,109 shares of common stock and received US$2,655 cash in connection with the exercise of outstanding stock options.

The fair value for the 1999 Plan was estimated using the binominal option pricing model by the Company with assistance from an external valuation firm. The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant date and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the resulting output of the binomial option pricing model. The risk-free rate was based on the market yield of US Treasury Bonds & Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The suboptimal exercise factor of 1.5 is based on external consultant’s research on the early exercise behavior of employees with stock options.

The fair value for the 2010 plan was estimated on the date of grant using the Black-Scholes option pricing model by the management. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s share. The expected term was estimated based on the average between the vesting term and the contractual term. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	3.39%	1.96%	—
Dividend yield	—	—	—
Expected volatility range	36.03%	50.86%	—
Weighted average expected life	6.32 years	6.35 years	—
Estimated forfeiture rate	3%	3%	—
Fair value of ordinary share	$6.73	$6.92-$10.63	—
Suboptimal exercise factor	1.5	1.5	—

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Cost of revenues	489	749	1,103
Selling expenses	595	1,035	1,506
General and administrative expenses	3,056	3,291	4,561

	4,140	5,075	7,170

Ordinary share payment

On May 11, 2011, the Company issued 704 ordinary shares to Digital Link Investment Limited which is owned by Mr. Shan Li, an independent director of the Company, in exchange for his services provided to the Company. Share-based compensation expense of US$6 has been determined by reference to the market value of the Company’s shares at the issuance date, and has been fully recognized as an expense upon the issuance of the ordinary shares.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Mr. Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Mr. Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center	A company under the control of Mr. Tianquan Vincent Mo and two other independent directors

b)	The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	326	12	—
—Jiangong Dai	264	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	198	633	—
—Jiangong Dai	235	324	—
Short-term loan to:
—Hengshui	7,323	—	—
Repayment of short-term loan by:
—Hengshui	637	6,693	—
Interest on loan to:
—Hengshui	85	305	—
Commitment deposit paid to:
—Hengshui	—	7,342	—
—Dong Fang Xi Mei	—	2,197	—
Repayment of commitment deposit by:
—Hengshui	—	7,505	—
—Dong Fang Xi Mei	—	2,224	—
Marketing services provided to:
—Dong Fang Xi Mei	—	375	—
Advance received from:
—Hengshui	—	88	—
Training service fee paid to:
—Wall Street Global Training Center	—	—	455

c)	The Group had the following related party balances as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	US$	US$

Amount due from related parties:
—Wall Street Global Training Center	—	1,595

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
17.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$5,027, US$10,083 and US$13,431, for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of December 31, 2011, the Group had future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

US$

2012	8,567
2013	1,500
2014	228

10,295

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Company’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to US$4,565, US$7,327 and US$10,765 respectively.

Leasehold improvement commitment

During the year ended December 31, 2011, the Group entered into an agreement with Tianquan Vincent Mo, the executive chairman of the board of directors, to lease a building owned by him. Pursuant to the lease arrangement, the Group (i) has the right to use the building for 10 years for nil consideration and (ii) is obligated to pay for all of the contracted leasehold improvement expenses amounting to US$899 to be incurred on the building. For the year ended December 31, 2011, US$572 of the contract amount was paid by the Group and recognized as general and administrative expenses in the consolidated statements of income. The remaining balance of US$327 will be paid in year 2012.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the PRC Domestic Entities and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the PRC Domestic Entities are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the PRC Domestic Entities is remote based on current facts and circumstances.

Income taxes

As of December 31, 2011, the Group has recognized US$7,439 accrual for unrecognized tax benefits (note 14). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2011, the Group classified the accrual for unrecognized tax benefits as a current liability.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
19.	SEGMENT REPORTING

In accordance with ASC 280-10 “Segment Reporting: Overall”, the Group’s chief operating decision maker has been identified as the chief executive officer, who makes resource allocation decisions and assesses performance based on the Group’s consolidated results. As a result, the Group has only one reportable segment.

Geographic disclosures:

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC except for building and land which are located in the United States of America.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
20.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	2009	2010		2011
	US$	US$	US$	US$	US$
		Class A	Class B	Class A	Class B

Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	52,652	41,731	21,377	68,886	32,739

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349

Denominator used for earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349
Earnings per share—basic	0.71	0.85	0.85	1.33	1.33

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	52,652	41,552	21,556	68,586	33,039

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	—	21,556	—	33,039	—
Net income attributable to ordinary shareholders	52,652	63,108	21,556	101,625	33,039
Denominator
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349
Conversion of Class B to Class A ordinary shares	—	25,298,329	—	24,642,349	—
Employee stock options	3,432,831	5,537,040	2,102,500	5,723,560	2,086,667

Denominator used for earnings per share	77,418,960	80,220,633	27,400,829	82,215,832	26,729,016

Earnings per share—diluted	0.68	0.79	0.79	1.24	1.24

Options to purchase 3,012,762 (exercise price of US$5 to US$10 per share), 4,021,800 (exercise price of US$10 to US$10.63 per share) and nil ordinary shares were outstanding during the year ended 2009, 2010 and 2011, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Bank borrowing

On January 16, 2012, the Group entered into a borrowing agreement with a financial institution in Hong Kong for the sum of US$15,000. The bank borrowing bears an interest rate of LIBOR plus 2.7%, is repayable on demand and is secured by bank deposits of US$15,290 placed with the branch of the financial institution in the PRC.

Disposal of a subsidiary

On September 19, 2011, the Company entered into an agreement to dispose its 90% equity shareholding in Beijing Information to Beijing Chuangkai Information Consultancy Co. Ltd, the 10% noncontrolling shareholder of Beijing Information, for nil consideration. Prior to the disposal, the Company transferred all of Beijing Information’s assets and liabilities of US$198 and US$59, respectively, to another subsidiary for nil consideration. Beijing Information was dormant at the time of disposal.

Immediately upon the completion of the disposal on February 8, 2012, Beijing Information was deconsolidated from the Group. As there was no difference between the fair value of consideration received for the disposal and the carrying amounts of the assets and liabilities, no gain or loss is to be recognized in the Company’s consolidated statements of income for the year ending December 31, 2012.

Since the Company transferred all of Beijing Information’s assets and liabilities to another subsidiary prior to disposing Beijing Information, Beijing Information does not meet the definition of a discontinued operation under ASC 205, “Presentation of Financial Statements—Discontinued Operation”, as Beijing Information’s operations and cash flows have not been eliminated from the ongoing operations of the Group.

Acquisition of properties

On March 15, 2012, the Group entered into an agreement with Beijing Hengxinjilahua Investment Consultancy Limited, an independent third-party, to acquire certain commercial properties of approximately 2,913 square meters in Sanya, Hainan Province, the PRC, for a total consideration of US$13,093. The commercial properties are intended to be used for Hainan local office as well as internal training purposes. The consideration has been paid in full by the Group.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
22.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31,
	2010	2011
	US$	US$

ASSETS

Current assets:
Cash and cash equivalents	632	46,092
Short-term investments	4,279	657
Prepayments and other current assets	—	1,898
Amounts due from related party	—	1,595

Total current assets	4,911	50,242

Non-current assets:
Investment in subsidiaries and PRC
Domestic Entities	199,565	320,710

Total assets	204,476	370,952

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	3,600	29,400
Accrued expenses and other liabilities	3	19
Dividend payable	39,635	51,969
Amounts due to subsidiaries	38,674	197,656

Total liabilities	81,912	279,044

Commitments and contingencies

Shareholders’ equity:
Class A and Class B ordinary shares (par value of HK$1 per share 600,000,000 shares authorized; 76,065,755 (Class A - 50,767,426 and Class B - 25,298,329) with par value of US$9,764 (Class A – US$6,517 and Class B – US$3,247) and 78,150,568 (Class A - 53,813,918 and Class B - 24,336,650) with par value of US$10,032 (Class A – US$6,908 and Class B – US$3,124) shares issued and outstanding as at December 31, 2010 and 2011)	9,764	10,032
Additional paid-in capital	39,399	49,838
Accumulated other comprehensive income	10,293	21,853
Retained earnings	63,108	10,185

Total shareholders’ equity	122,564	91,908

Total liabilities and shareholders’ equity	204,476	370,952

Condensed statements of income

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	—	(1,127)	(1,764)

Operating loss	—	(1,127)	(1,764)
Equity in profits of subsidiaries and PRC Domestic Entities	52,693	64,715	107,732
Other than temporary impairment on available for sale securities	—	—	(4,343)
Foreign exchange loss	(41)	(480)	—

Income before income tax	52,652	63,108	101,625
Income tax expenses	—	—	—

Net income	52,652	63,108	101,625

Condensed statements of cash flows

	2009	2010	2011
	US$	US$	US$

Net cash (used in) provided by operating activities	—	(1,104)	(638)

Net cash provided by (used in) investing activities	29	(12,760)	—

Net cash provided by (used in) financing activities	—	14,384	46,098

Net increase in cash	29	520	45,460
Cash at beginning of year	83	112	632

Cash at end of year	112	632	46,092

Basis of Presentation

For the presentation of the parent company, only condensed financial information, the Company records its investment in subsidiaries and PRC Domestic Entities, which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and PRC Domestic Entities” and the subsidiaries and PRC Domestic Entities’ profit or loss as “Equity in profits or losses of subsidiaries and PRC Domestic Entities” on the condensed statements of income. The parent company only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.